Changes in Liabilities Arising from Financial Activities	12 Months Ended
Dec. 31, 2021
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Changes in Liabilities Arising from Financial Activities
NOTE 24: CHANGES IN LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
The change in bank loans balances is detailed as follows:
BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	37	229
New bank loans	—	—
Payments	(37)	(192)

Closing balance at December 31,	—	37

The change in lease liability balances is detailed as follows:
LEASES FINANCIAL LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	3 602	4 134
New leases	129	723
Payments	(1 099)	(1 255)

Closing balance at December 31,	2 632	3 602

New leases 2021 are mainly related to new leased company cars.
The change in recoverable cash advance liability balances is detailed as follows:
RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€’000)	For the year ended
	2021	2020
Opening balance at January 1,	4 590	4 484
Repayments	(280)	(246)
Proceeds - Liability component	1 575	1 284
Remeasurement	328	(933)
Closing balance at December 31,	6 213	4 590
The RCAs are initially recognized as a financial liability at fair value, calculated based on present value of future repayment of grants (using initial effective discount rates ranging between 0% and 7% for the fixed part and between 13% to 25% for the variable part, depending on RCAs listed in note 19), determined as per IFRS 9. The benefit (RCA grant component) consisting in the difference between the cash received (RCA proceeds) and the financial liability’s fair value (RCA liability component) is treated as a government grant in accordance with IAS 20.
The RCAs liability component (RCA financial liability) is subsequently measured at amortized cost using the cumulative catch-up
approach under which the carrying amount of the liability is adjusted to the present value of the future estimated cash flows (future estimated cash flow are measured by the management using same key assumptions than for the impairment testing in note 7). The resulting adjustment is recognized within profit or loss (See note 3).
The change in the recoverable cash advances liability at the statement of financial position date mainly reflects both the new liability components recorded during the year as well as the remeasurement of the liability at amortized cost, based on the Group’s updated business plan and sales forecast for its CAR T product candidates. The year-end
balance
also captures the repayments of contractual turnover independent lump sums to the Walloon Region (relating to C-Cath ez
agreements).